SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - RESTATEMENT OF THE FINANCIAL STATEMENTS, CONSOLIDATED BALANCE SHEET (Details) ₫ in Millions	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 VND (₫)		Dec. 31, 2023 USD ($)	Jun. 30, 2023 VND (₫)		Dec. 31, 2022 VND (₫)		Dec. 31, 2021 VND (₫)
ASSETS
Cash and cash equivalents	₫ 2,382,144	$ 98,192,251	₫ 4,095,472	[1]	$ 167,700,000	₫ 1,634,152		₫ 4,271,400		₫ 3,024,916
Restricted cash	368,340	15,183,017	102,932	[1]		152,105
Trade receivables	1,050,856	43,316,406	469,918	[1]				652,922
Advances to suppliers	3,789,625	156,208,780	4,753,634	[1]
Inventories, net	29,643,327	1,221,901,360	30,141,381	[1]				21,607,277
Short-term prepayments and other receivables	₫ 8,571,523	$ 353,319,167	8,006,103	[1]				6,457,169
Short-term amounts due from related parties			₫ 2,374,382
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related party	Related party	Related party		Related party
Total current assets	₫ 52,534,890	$ 2,165,494,229	₫ 50,583,489	[1]
Property, plant and equipment, net	79,739,667	3,286,878,277	79,122,703	[1]				57,188,667
Intangible assets, net	1,222,526	50,392,663	1,346,324	[1]				1,461,071
Investment in equity investees	1,183,035	48,764,839	1,214,938	[1]
Other long-term investments	918,040	37,841,715	918,040	[1]
Operating lease right-of-use assets	6,378,812	262,935,367	7,081,509	[1]	$ 296,437,819			4,558,983
Long-term prepayments	1,096,524	45,198,846	217,180	[1]
Long-term amounts due from related parties			51,073
Total non-current assets	96,727,940	3,987,136,851	96,274,232	[1]
TOTAL ASSETS	149,262,830	6,152,631,080	146,857,721	[1]
CURRENT LIABILITIES
Short-term and current portion of long-term interest-bearing loans and borrowings	47,121,780	1,942,365,210	42,924,034	[1]				14,579,553
Trade payables	10,813,035	445,714,551	12,146,588	[1]
Deposits and down payment from customers	2,042,600	84,196,208	1,194,112	[1]
Short-term deferred revenue	143,788	5,926,958	149,747	[1]				107,448		17,338
Short-term accruals	9,347,188	385,292,168	11,431,878	[1]				11,056,666
Current operating lease liabilities	1,586,283	65,386,768	1,524,356	[1]	63,701,710			768,883
Total current liabilities	163,234,314	6,728,537,263	152,036,022	[1]
Non-current operating lease liabilities	4,834,657	199,285,120	5,330,344	[1]	$ 223,223,707			3,256,351
Long-term deferred revenue	1,904,518	78,504,452	1,569,733	[1]
Deferred tax liabilities	1,015,454	41,857,131	1,025,264	[1]				947,981		₫ 51,462
Total non-current liabilities	67,980,284	2,802,155,153	60,233,414	[1]
Accumulated losses	(223,965,064)	(9,231,865,787)	(190,502,556)	[1]		(158,043,712)		(130,331,673)
Additional paid-in capital	55,290,576	2,279,083,924	38,258,499	[1]
Deficit attributable to equity holders of the parent	(159,276,761)	(6,565,406,472)	(142,782,394)	[1]
Non-controlling interests	77,324,993	3,187,345,136	77,370,679	[1]		77,385,801		77,442,544
Total deficit	(81,951,768)	(3,378,061,336)	(65,411,715)	[1]		(61,699,279)	[1]	(36,228,506)	[1]
TOTAL DEFICIT AND LIABILITIES	149,262,830	6,152,631,080	146,857,721	[1]
Related party
ASSETS
Short-term amounts due from related parties	₫ 5,721,225	$ 235,829,555	₫ 2,374,382	[1]
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related party	Related party	Related party		Related party
Long-term amounts due from related parties	₫ 34,434	$ 1,419,373	₫ 51,073	[1]
CURRENT LIABILITIES
Other current liabilities	59,402,573	2,448,580,915	49,341,144	[1]
Other non-current liabilities	33,212,671	1,369,030,132	19,682,747	[1]
Nonrelated party
CURRENT LIABILITIES
Other current liabilities	11,094,306	457,308,574	13,875,625	[1]				4,177,978
Other current liabilities			13,875,625
Other non-current liabilities	₫ 3,844,168	$ 158,457,049	2,194,253	[1]				606,429
As previously reported
ASSETS
Cash and cash equivalents			4,002,272		$ 167,697,645			4,271,442
Restricted cash			96,446		4,041,146
Trade receivables			464,526		19,463,924			652,922
Advances to suppliers			4,644,575		194,610,534			8,968,752
Inventories, net			29,342,061		1,229,450,306			21,607,277
Short-term prepayments and other receivables			7,320,773		306,744,867			6,457,169
Short-term prepayments and other receivables			7,224,327
Short-term amounts due from related parties			2,605,366
Total current assets			49,019,240		2,053,936,143			44,838,620
Property, plant and equipment, net			67,678,974		2,835,790,413			57,188,667
Intangible assets, net			1,291,720		54,123,858			1,461,071
Operating lease right-of-use assets			7,074,785		296,437,819			4,558,983
Long-term prepayments			194,020		8,129,557			7,611
Long-term amounts due from related parties			47,443
Total non-current assets			82,609,407		3,461,384,691			68,766,679
TOTAL ASSETS			131,628,647		5,515,320,833			113,605,299
CURRENT LIABILITIES
Short-term and current portion of long-term interest-bearing loans and borrowings			39,894,782		1,671,615,771			14,579,553
Trade payables			11,063,663		463,574,248			16,636,820
Deposits and down payment from customers			1,187,903		49,773,862			1,572,537
Short-term deferred revenue			173,582		7,273,192			107,448
Short-term accruals			11,137,428		466,665,047			11,056,666
Current operating lease liabilities			1,520,305		63,701,710			768,883
Total current liabilities			138,788,030		5,815,303,360			66,225,202
Non-current operating lease liabilities			5,327,457		223,223,707			3,256,351
Long-term deferred revenue			1,779,362		74,556,356			499,395
Deferred tax liabilities			925,687		38,786,852			947,981
Total non-current liabilities			58,809,187		2,464,140,912			84,050,556
Accumulated losses			(184,546,025)		(7,732,591,343)	(153,785,023)		(127,188,455)
Additional paid-in capital			31,748,427		1,330,278,513			12,311,667
Deficit attributable to equity holders of the parent			(143,335,935)
Non-controlling interests			77,367,365			77,379,914		77,439,373
Total deficit			(65,968,570)			(63,323,877)		(36,670,459)
TOTAL DEFICIT AND LIABILITIES			131,628,647		5,515,320,833			113,605,299
As previously reported | Related party
ASSETS
Short-term amounts due from related parties			2,605,366		109,166,429			1,978,097
Long-term amounts due from related parties			47,443		1,987,891			44,533
CURRENT LIABILITIES
Other current liabilities			44,338,043		1,857,791,125			17,325,317
Other non-current liabilities			18,151,355		760,552,879			21,918,710
As previously reported | Nonrelated party
CURRENT LIABILITIES
Other current liabilities			10,023,786		420,002,765			4,177,978
Other current liabilities			10,023,786
Other non-current liabilities			2,194,253		$ 91,940,543			606,429
Restatement adjustments
ASSETS
Cash and cash equivalents			93,200
Restricted cash			6,486
Trade receivables			5,392
Advances to suppliers			109,059
Inventories, net			799,320
Short-term prepayments and other receivables			781,776
Short-term amounts due from related parties			(230,984)
Total current assets			1,564,249
Property, plant and equipment, net			11,443,729
Intangible assets, net			54,604
Investment in equity investees			1,214,938
Other long-term investments			918,040
Operating lease right-of-use assets			6,724
Long-term prepayments			23,160
Long-term amounts due from related parties			3,630
Total non-current assets			13,664,825
TOTAL ASSETS			15,229,074
CURRENT LIABILITIES
Short-term and current portion of long-term interest-bearing loans and borrowings			3,029,252
Trade payables			1,082,925
Deposits and down payment from customers			6,209
Short-term deferred revenue			(23,835)
Short-term accruals			294,450
Current operating lease liabilities			4,051
Total current liabilities			13,247,992
Non-current operating lease liabilities			2,887
Long-term deferred revenue			(209,629)
Deferred tax liabilities			99,577
Total non-current liabilities			1,424,227
Accumulated losses			(5,956,531)			(4,258,689)		(3,143,218)
Additional paid-in capital			6,510,072
Deficit attributable to equity holders of the parent			553,541
Non-controlling interests			3,314			5,887		3,171
Total deficit			556,855			₫ 1,624,598		₫ 441,953
TOTAL DEFICIT AND LIABILITIES			15,229,074
Restatement adjustments | Related party
CURRENT LIABILITIES
Other current liabilities			5,003,101
Other non-current liabilities			1,531,392
Restatement adjustments | Nonrelated party
CURRENT LIABILITIES
Other current liabilities			₫ 3,851,839

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).